Background (Details)		12 Months Ended
	Nov. 04, 2024 SFr / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares
Background [Line Items]
Common stock price per share (in Francs per share) | SFr / shares	SFr 0.03				SFr 0.8	SFr 0.8
Common stock percentage	80.00%
Operating expenses		$ 10,000,000
Accumulated deficit		(74,430,474)	$ (70,373,484)
Operating loss		(4,380,113)	(11,807,063)	$ (15,482,364)
Cash and cash equivalents		1,665,395	$ 897,680
Going Concern [Member]
Background [Line Items]
Accumulated deficit		$ (74,400,000)